CONSOLIDATED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Series C Preferred Stock
Issuance costs	$ 0.0	$ 0.2
Series D Preferred Stock
Issuance costs	$ 0.6